ASSETS HELD FOR SALE AND INVENTORIES (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Assets Held For Sale And Inventories [Abstract]
Inventories	$ 164,516	$ 140,137
Assets held for sale	212,487	133,050
Total inventories and assets held for sale	$ 377,003	$ 273,187